Trade Payables and Other Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [Abstract]
Deferred consideration	€ 511	€ 594
Balance for deferred contingent consideration	445	€ 380
Maximum possible total payment	€ 2,231